Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	THORNBURG INVESTMENT TRUST
Central Index Key	0000816153
Amendment Flag	false
Trading Symbol	TIT
Document Creation Date	Jun. 13, 2018
Document Effective Date	Jun. 15, 2018
Prospectus Date	Jun. 15, 2018